Condensed Schedule of Investments (Parenthetical) - U.S. Treasury Bills [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, amortized cost	$ 74,931,917
U.S. Treasury Bills, 0.43% [Member]
Schedule of Investments [Line Items]
Investment in U.S. Treasury bills, amortized cost	$ 74,931,917
Investment, Interest rate	0.43%